Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

11. STOCKHOLDERS’ EQUITY (DEFICIT)

On February 27, 2019, the Company converted $2,845,414 (CAD $3,740,431), the net carrying value of the principal balance of convertible notes payable and promissory notes payable, and $300,362 (CAD $394,693) of accrued interest into 19,711,362 shares of common stock pursuant to letter agreements with the holders of existing notes and warrants.

STOCK BASED COMPENSATION

On February 27, 2019, the Company granted 475,642 shares of common stock to Scott Woodrow, a related party and former Director of the Company, in connection with the letter agreements. On September 24, 2018, the Company entered into a letter agreement (the “Letter Agreement”) in which the Company and Scott Woodrow agreed to convert the outstanding convertible debentures and cancel the outstanding warrants.

On February 27, 2019, the Company issued 317,095 shares of common stock in exchange for services fair valued at $158,547 to KW Capital Partners Ltd. .

On February 27, 2019, the Company issued 475,642 shares of common stock in exchange for services fair valued at $237,821 to Bezalel Partners LLC.

On February 27, 2019, the Company entered into an agreement to cancel 2,250,000 compensation warrants that had anti-rachet and anti-dilution provisions for 328,111 common shares of the Company.

Summary Stock Compensation Table

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2018	$-	$-	$-	5,816,833	$-
Year ended December 31, 2019	$2,131,920	$19,871	$-	-	$2,151,791

A Summary of the status of the Company’s option grants as of December 31, 2019 and 2018 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2017	49,198	$-	5.0	$-
Granted	37,053	$14.0	5.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2018	86,251	$-	5.0	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Canceled	86,251	-	-	-
Outstanding December 31, 2019	-	$-	-	$-

During the year ended December 31, 2019, 58,951 options granted during 2017 vested. The weighted average fair value at the grant date for options during the year ended December 31, 2018 was estimated using the Black-Scholes option valuation model with the following inputs:

2018
Average expected life in years	5
Average risk-free interest rate	2.20%
Average volatility	253%
Dividend yield	0%

Risk-free interest rates for the options were taken from the 5 year federal treasury rate at December 31, 2017. The expected volatility was based on historical data and other relevant factors such as capital structure and the nature of the Company.

In calculating the expected life of stock options, the Company determines the amount of time from grant date to expected contractual term date for vested options. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

The Company had no option grants outstanding at December 31, 2019.

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2018 and the weighted average grant date fair value is presented below:

2018	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	48,169	$14.0	$679,553
Non-vested	38,082	$13.0	$477,570
Total	86,251	$13.0	$1,157,103

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2019:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2017	126,943	-	-
Granted during the year	471,505	$0.075	2
Exercised during the year	37,987	$0.033	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2018	560,461	-	-
Granted during the year
Exercised during the year
Forfeited during the year	560,461
Warrants outstanding at December 31, 2019	-	-	-

On May 24, 2019, the Company filed with the Province of Ontario an Articles of Amendment to its Articles of Incorporation to effect a share consolidation ratio of 100 pre-consolidation shares to one post-consolidation share, to be effective as of May 28, 2019. Except as otherwise indicated, all common stock and per share information and all exercise prices and option and warrant amounts are retroactively stated for the 1-for-100 reverse stock split of our common stock.